Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Current Tax Assets and Liabilities

13.  CURRENT TAX ASSETS AND LIABILITIES

a)	The detail of current tax receivables as of December 31, 2020 and 2019, is as follows:

	Balance as of
	12-31-2020	12-31-2019
Tax Receivables	ThUS$	ThUS$
Monthly provisional tax payments	118,609	98,158
Other	9,271	9,163
Total	127,880	107,321

b)	The detail of current tax payables as of December 31, 2020 and 2019, is as follows:

	Balance as of
	12-31-2020	12-31-2019
Tax Payables	ThUS$	ThUS$
Income tax	222,870	220,727
Total	222,870	220,727